PGIM Quant Solutions Commodity Strategies Fund
Consolidated Schedule of Investments (unaudited) as of October 31, 2022
Description	Shares	Value
Short-Term Investments 99.5%
Unaffiliated Fund 18.2%
Dreyfus Government Cash Management (Institutional Shares)(bb) (cost $14,551,145)	14,551,145	$14,551,145

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligations(n) 81.3%
U.S. Treasury Bills	1.260%	01/26/23	21,670	21,463,660

U.S. Treasury Bills	2.796	01/26/23(bb)(k)	10,830	10,726,878

U.S. Treasury Bills	3.137	07/13/23	34,000	32,980,230

Total U.S. Treasury Obligations (cost $65,634,348)				65,170,768

TOTAL INVESTMENTS 99.5% (cost $80,185,493)				79,721,913
Other assets in excess of liabilities(z) 0.5%				373,695

Net Assets 100.0%				$80,095,608

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

LME—London Metal Exchange
PRI—Primary Rate Interface
RBOB—Reformulated Gasoline Blendstock for Oxygen Blending
ULSD—Ultra-Low Sulfur Diesel
WTI—West Texas Intermediate

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(bb)	Represents security, or a portion thereof, held in the Cayman Subsidiary.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown is the effective yield at purchase date.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Consolidated Schedule of Investments:
Commodity Futures contracts outstanding at October 31, 2022(1):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Positions:
64	Brent Crude	Jan. 2023	$5,939,840	$86,864
11	Coffee ’C’	Dec. 2022	733,013	(161,519)
33	Copper	Dec. 2022	2,784,375	(92,538)

PGIM Quant Solutions Commodity Strategies Fund
Consolidated Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Commodity Futures contracts outstanding at October 31, 2022(1) (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
160	Corn	Dec. 2022	$5,532,000	$618,618
23	Cotton No. 2	Dec. 2022	828,000	(307,103)
17	Gasoline RBOB	Jan. 2023	1,755,655	(3,607)
60	Gold 100 OZ	Dec. 2022	9,844,200	(660,973)
32	Hard Red Winter Wheat	Dec. 2022	1,566,000	192,709
34	Lean Hogs	Dec. 2022	1,154,980	30,267
26	Live Cattle	Dec. 2022	1,585,740	23,046
14	LME Nickel	Nov. 2022	1,824,228	(58,748)
10	LME Nickel	Jan. 2023	1,307,730	(56,264)
55	LME PRI Aluminum	Nov. 2022	3,052,500	(242,528)
65	LME PRI Aluminum	Jan. 2023	3,610,750	(124,870)
47	LME Zinc	Nov. 2022	3,202,462	(808,741)
38	LME Zinc	Jan. 2023	2,567,850	(354,663)
28	Low Sulphur Gas Oil	Jan. 2023	2,765,000	(87,872)
156	Natural Gas	Jan. 2023	10,306,920	(1,135,500)
20	NY Harbor ULSD	Jan. 2023	2,940,420	(51,229)
32	Silver	Dec. 2022	3,059,040	(93,859)
21	Soft Red Winter Wheat	Dec. 2022	926,363	44,229
67	Soybean	Jan. 2023	4,755,325	125,006
64	Soybean Meal	Jan. 2023	2,682,240	137,365
94	Soybean Oil	Jan. 2023	3,982,404	364,386
70	Sugar No. 11	Mar. 2023	1,408,848	5,995
89	WTI Crude	Jan. 2023	7,600,600	(100,857)
				(2,712,386)
Short Positions:
14	LME Nickel	Nov. 2022	1,824,228	53,965
55	LME PRI Aluminum	Nov. 2022	3,052,500	88,792
47	LME Zinc	Nov. 2022	3,202,462	455,127
				597,884
				$(2,114,502)

(1)	Represents positions held in the Cayman Subsidiary.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
2